Recoverable taxes (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 153,316	R$ 127,623
Current	153,316	127,623
Non-current	0	0
Prepayments of income taxes (IRPJ and CSLL)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	146,636	122,070
Contributions over revenue (PIS and COFINS)
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	5,654	3,993
Other recoverable taxes
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	1,026	1,560
ISS
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	1,002	979
VAT
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	0	581
INSS
Subclassifications of assets, liabilities and equities [Line Items]
Recoverable taxes	R$ 24	R$ 0